Stockholders' Equity - Schedule of Common Stock Reserved for Future Issuance (Detail)	Jun. 30, 2022 shares
Common stock reserved for future issuance	9,100,000
Stock Incentive Plan 2022 [Member]
Common stock reserved for future issuance	8,730,000	[1]
Private Placement Warrant [Member]
Common stock reserved for future issuance	14,250,000
Public Warrants [Member]
Common stock reserved for future issuance	11,500,000
Strategic Warrants [Member]
Common stock reserved for future issuance	34,850,000

[1]	For more details about the 2022 Stock Incentive Plan refer to Note 2.